Offerings	Mar. 04, 2026 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common units representing limited partner interests
Carry Forward Form Type	S-3
Carry Forward File Number	333-270176
Carry Forward Initial Effective Date	Mar. 20, 2023
Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Other classes of units representing limited partner interests
Carry Forward Form Type	S-3
Carry Forward File Number	333-270176
Carry Forward Initial Effective Date	Mar. 20, 2023
Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-270176
Carry Forward Initial Effective Date	Mar. 20, 2023
Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 500,000,000.00
Carry Forward Form Type	S-3
Carry Forward File Number	333-270176
Carry Forward Initial Effective Date	Mar. 20, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 64,900.00
Offering Note	(1) There are being registered hereunder an unspecified number or aggregate principal amount (as applicable) of the registrant's common units representing limited partner interests ("Common Units"), common units representing limited partner interests ("Other Units") and debt securities as may from time to time be offered at unspecified prices, with the maximum aggregate offering price of such securities not to exceed the amount described in footnote (4) below (the "Primary Carry-Forward Securities"). In addition, an unspecified number of securities is being registered as may be issued from time to time in exchange for, or upon conversion or exercise of, as the case may be, the securities registered hereunder. (2) Other classes of units representing limited partner interests can include, but is not limited to, preferred units. (3) The proposed maximum aggregate offering price of each class of securities will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of securities pursuant to Rule 457(o) under the Securities Act of 1933, as amended (the "Securities Act"). (4) Debt securities will be issued by Westlake LP, and WLKP Finance Corp. may act as co-issuer of the debt securities. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such amount as shall result in an aggregate initial offering price not to exceed $500,000,000, less the dollar amount of any registered securities previously issued. (5) The Primary Carry-Forward Securities and the Secondary Carry-Forward Securities (as defined in footnote (6) below) (collectively, the "Carry-Forward Securities") consist of securities previously registered under the registrant's Registration Statement on Form S-3 (File No. 333-270176), initially filed with the Securities and Exchange Commission on March 1, 2023, and declared effective on March 20, 2023 (as amended, the "Prior Registration Statement"), which securities remain unsold as of the date of this registration statement. Pursuant to Rule 415(a)(6), the registration fees relating to the Carry-Forward Securities under the Prior Registration Statement will continue to be applied to such securities hereunder. To the extent that, after the date hereof and prior to the effectiveness of this registration statement, any Carry-Forward Securities are sold pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Carry-Forward Securities from the Prior Registration Statement to be included on this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Carry-Forward Securities under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement.
Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common units representing limited partner interests
Amount Registered | shares	1,401,869
Maximum Aggregate Offering Price	$ 30,413,547.96
Carry Forward Form Type	S-3
Carry Forward File Number	333-270176
Carry Forward Initial Effective Date	Mar. 20, 2023
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 3,912.23
Offering Note	(5) The Primary Carry-Forward Securities and the Secondary Carry-Forward Securities (as defined in footnote (6) below) (collectively, the "Carry-Forward Securities") consist of securities previously registered under the registrant's Registration Statement on Form S-3 (File No. 333-270176), initially filed with the Securities and Exchange Commission on March 1, 2023, and declared effective on March 20, 2023 (as amended, the "Prior Registration Statement"), which securities remain unsold as of the date of this registration statement. Pursuant to Rule 415(a)(6), the registration fees relating to the Carry-Forward Securities under the Prior Registration Statement will continue to be applied to such securities hereunder. To the extent that, after the date hereof and prior to the effectiveness of this registration statement, any Carry-Forward Securities are sold pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective amendment to this registration statement the updated amount of Carry-Forward Securities from the Prior Registration Statement to be included on this registration statement pursuant to Rule 415(a)(6). Pursuant to Rule 415(a)(6), the offering of the Carry-Forward Securities under the Prior Registration Statement will be deemed terminated as of the effective date of this registration statement. (6) Consists of Common Units to be offered and sold by the selling securityholder (the "Secondary Carry-Forward Securities"). (7) Pursuant to Rule 416 under the Securities Act, the registrant is also registering an indeterminate number of additional Common Units issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction. (8) Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act. The Proposed Maximum Offering Price Per Unit for the Secondary Carry-Forward Securities is based on the average ($21.695) of the high and low prices reported for the Common Units on February 26, 2026.